The E*TRADE Bond Index Fund commenced operations on August 13, 1999. This annual report contains audited financial statements for a period of less than six months and, therefore, does not contain an analysis of the results of operations for the period ended December 31, 1999. Relying on financial statements reporting operating results for such a period is subject to inherent limitations resulting from the shortness of the period. 1

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--DECEMBER 31, 1999
Portfolio of Investments

                                                     INTEREST             MATURITY
PRINCIPAL   SECURITY NAME                              RATE                 DATE              VALUE
            CORPORATE BONDS & NOTES--30.16%
            AEROSPACE / DEFENSE--1.04%
 2,800,000  Raytheon Co                                5.95%              03/15/01        2,761,503
 1,000,000  Raytheon Co                                7.38%              07/15/25          864,220
 1,000,000  United Technologies Corp                   6.63%              11/15/04          978,610
                                                                                       ------------
                                                                                         $4,604,333
            AUTO MANUFACTURERS--0.91%
 1,500,000  Chrysler Corp                              7.45%              03/01/27        1,456,089
 1,000,000  Ford Motor Co                              7.25%              10/01/08          985,732
 1,500,000  Ford Motor Co                              8.88%              04/01/06        1,606,360
                                                                                       ------------
                                                                                         $4,048,181
            AUTO PARTS & EQUIPMENT--0.41%
 1,000,000  Delphi Automotive Systems Corp             6.50%              05/01/09          909,872
 1,000,000  Goodyear Tire & Rubber Co                  6.63%              12/01/06          935,503
                                                                                       ------------
                                                                                         $1,845,375
            BANKS--4.05%
   500,000  ABN Amro Bank NV                           7.30%              12/01/26          456,279
 1,000,000  Bank of New York Co Inc                    6.50%              12/01/03          969,276
 1,000,000  Bank One Corp                              8.10%              03/01/02        1,017,743
 1,870,000  BankAmerica Corp                           6.25%              04/01/08        1,720,000
 1,000,000  Chase Manhattan Corp                       5.75%              04/15/04          946,695
 1,000,000  Dresdner Bank AG                           6.63%              09/15/05          954,492
   500,000  First Union Corp                           6.63%              07/15/05          479,686
 1,500,000  KeyCorp                                    6.75%              03/15/06        1,436,391
 3,500,000  KFW International Finance Inc              7.63%              02/15/04        3,580,843
   250,000  KFW International Finance Inc              8.00%              02/15/10          263,977
 1,000,000  Korea Development Bank                     7.38%              09/17/04          981,839
   500,000  Skandinaviska Enskilda                     6.88%              02/15/09          462,820
 1,200,000  Swiss Bank Corp                            7.38%              07/15/15        1,151,563
 4,000,000  Westdeutsche NY                            6.05%              01/15/09        3,577,540
                                                                                       ------------
                                                                                        $17,999,144
            BEVERAGES--0.92%
 1,500,000  Anheuser-Busch Companies                   9.00%              12/01/09        1,675,315
 1,000,000  Coca-Cola Enterprises                      8.00%              09/15/22        1,006,282
 1,000,000  Diageo PLC                                 6.13%              08/15/05          946,108
   500,000  J Seagram & Sons                           7.50%              12/15/18          472,541
                                                                                       ------------
                                                                                         $4,100,246
            CHEMICALS--0.23%
   500,000  Dow Chemical Co                            8.63%              04/01/06          527,218
   500,000  ICI Wilmington                             8.75%              05/01/01          509,524
                                                                                       ------------
                                                                                         $1,036,742
            COMMERCIAL SERVICES--0.17%
 1,000,000  Service Corp International                 6.00%              12/15/05          743,191
            COSMETICS / PERSONAL CARE--0.22%
 1,000,000  Procter & Gamble Co                        6.88%              09/15/09          977,869
            DIVERSIFIED FINANCIAL SERVICES--7.20%
 2,500,000  Associates Corp NA                         6.25%              11/01/08        2,303,360
 1,000,000  Associates Corp NA                         6.95%              11/01/18          925,652
 1,000,000  AT&T Capital Corp                          6.25%              05/15/01          989,514

 1,000,000  CIT Group Holdings                         6.63%              06/15/05          965,372
 1,000,000  Citigroup Inc                              7.88%              05/15/25        1,003,818
 1,000,000  Countrywide Funding Corp                   6.88%              09/15/05          969,087
 2,000,000  First Union Capital Corp                   8.04%              12/01/26        1,859,078
 3,400,000  Ford Motor Credit Co                       6.50%              02/28/02        3,367,996
 3,500,000  General Motors Acceptance Corp             5.80%              04/09/01        3,461,724
 1,000,000  General Motors Acceptance Corp             7.13%              05/01/03          996,564
 2,000,000  Household Finance Corp                     6.00%              05/01/04        1,899,078
 1,000,000  Household Finance Corp                     6.70%              06/15/02          987,032
 2,500,000  Lehman Brothers Inc                        7.63%              06/01/06        2,469,757
 1,000,000  Mellon Capital II                          8.00%              01/15/27          940,602
 3,000,000  Mellon Financial                           6.00%              03/01/04        2,862,543
 4,000,000  Merrill Lynch & Co Inc                     6.00%              02/17/09        3,585,396
 1,000,000  Merrill Lynch & Co Inc                     6.38%              10/15/08          921,966
 1,500,000  Morgan Stanley Group Inc                   6.70%              05/01/01        1,498,313
                                                                                       ------------
                                                                                        $32,006,852
            ELECTRIC--2.44%
 2,000,000  Duke Energy Corp                           6.00%              12/01/28        1,574,154
 1,000,000  Enersis SA                                 7.40%              12/01/16          870,792
 4,000,000  Houston Lighting & Power Co                6.50%              04/21/03        3,906,836
   756,098  Niagra Mohawk Power                        7.38%              07/01/03          753,095
   529,268  Niagra Mohawk Power                        7.63%              10/01/05          529,999
 1,500,000  Northern States Power Co                   6.50%              03/01/28        1,279,197
 1,000,000  Texas Utilities Co                         6.38%              01/01/08          911,974
 1,000,000  Virginia Electric & Power Co               7.38%              07/01/02        1,002,385
                                                                                       ------------
                                                                                        $10,828,432
            FOOD--0.54%
   500,000  Archer-Daniels-Midland Co                  8.38%              04/15/17          528,658
 1,000,000  Fred Meyer Inc                             7.45%              03/01/08          971,367
 1,000,000  Kroger Co                                  7.00%              05/01/18          890,811
                                                                                       ------------
                                                                                         $2,390,836
            HEALTH CARE--0.45%
 1,000,000  Baxter International Inc                   7.63%              11/15/02        1,012,695
 1,000,000  Becton Dickinson & Co                      7.15%              10/01/09          971,185
                                                                                       ------------
                                                                                         $1,983,880
            INSURANCE--0.21%
 1,000,000  Aetna Services Inc                         7.13%              08/15/06          959,504

            MANUFACTURERS--0.57%
 3,000,000  Tyco International Group                   6.88%              01/15/29        2,555,040

            MEDIA--2.85%
 2,000,000  Comcast Cable Communications               8.38%              05/01/07        2,067,354
 2,000,000  Disney (Walt) Co                           5.13%              12/15/03        1,871,194
   500,000  Disney (Walt) Co                           6.75%              03/30/06          488,713
 2,500,000  Time Warner Entertainment                  8.38%              03/15/23        2,607,173
 2,000,000  Time Warner Entertainment                  9.63%              05/01/02        2,105,236
 3,500,000  Viacom Inc                                 7.75%              06/01/05        3,538,035
                                                                                       ------------
                                                                                        $12,677,705
            MULTI-NATIONAL--0.48%
   500,000  African Development Bank                   7.75%              12/15/01          509,530
 1,000,000  Inter-American Development Bank            5.75%              02/26/08          918,131
   200,000  Inter-American Development Bank            8.40%              09/01/09          217,477
   450,000  Inter-American Development Bank            8.50%              03/15/11          495,644
                                                                                       ------------
                                                                                         $2,140,782
            OIL & GAS PRODUCERS--1.10%
 1,000,000  Amoco Canada                               7.25%              12/01/02        1,005,860
 2,000,000  Conoco Inc                                 5.90%              04/15/04        1,912,600
 1,120,000  Kerr-McGee Corp                            6.63%              10/15/07        1,026,778
 1,000,000  Phillips 66 Capital Trust II               8.00%              01/15/37          945,752
                                                                                       ------------
                                                                                         $4,890,990

            PHARMACEUTICALS--0.22%
 1,000,000  American Home Products Corp                6.50%              10/15/02          987,090
            REAL ESTATE--0.22%
 1,000,000  EOP Operating LP                           6.38%              02/15/03          963,255
            REITS--0.42%
 1,000,000  Avalon Bay Communities                     7.50%              08/01/09          953,724
 1,000,000  Prologis Trust                             7.10%              04/15/08          925,585
                                                                                       ------------
                                                                                         $1,879,309
            RETAIL--1.41%
 2,000,000  Penney (J C) Co Inc                        8.25%              08/15/22        1,779,520
 1,500,000  Saks Inc                                   7.50%              12/01/10        1,368,510
 1,000,000  Wal-Mart Stores Inc                        7.25%              06/01/13          983,673
 2,000,000  Wal-Mart Stores Inc                        8.50%              09/15/24        2,119,344
                                                                                       ------------
                                                                                         $6,251,047
            TELECOMMUNICATION EQUIPMENT--0.55%
 2,500,000  Motorola Inc                               7.50%              05/15/25        2,433,963
            TELECOMMUNICATIONS--0.29%
   250,000  Bell Telephone Canada                      9.50%              10/15/10          283,680
 1,000,000  Cable & Wireless Communications            6.63%              03/06/05          990,293
                                                                                       ------------
                                                                                         $1,273,973
            TELEPHONE--2.23%
 1,500,000  AT&T Corp                                  6.00%              03/15/09        1,351,875
   500,000  New York Telephone Co                      6.00%              04/15/08          450,741
 2,305,000  New York Telephone Co                      7.00%              12/01/33        1,979,995
 4,000,000  Sprint Capital Corp                        6.13%              11/15/08        3,626,416
 1,000,000  US West Communications                     6.38%              10/15/02          982,204
 1,500,000  Worldcom Inc                               7.55%              04/01/04        1,519,638
                                                                                       ------------
                                                                                         $9,910,869
            TOBACCO--0.10%
   500,000  Imperial Tobacco Group PLC                 7.13%              04/01/09          451,717
            TRANSPORTATION--0.93%
 1,300,000  Canadian National Railway Co               6.45%              07/15/00        1,197,040
 1,000,000  Norfolk Southern Corp                      7.80%              05/15/27          976,376
 1,000,000  Stagecoach Holdings PLC                    8.63%              11/15/09        1,001,250
 1,000,000  Union Pacific Corp                         6.79%              11/09/07          943,760
                                                                                       ------------
                                                                                         $4,118,426
                                                                                       ------------
                         TOTAL CORPORATE BONDS & NOTES
                                                     - VALUE                           $134,058,751
                                                      - COST                           $143,226,413

                                                     INTEREST             MATURITY
PRINCIPAL   SECURITY NAME                              RATE                 DATE              VALUE
            FOREIGN GOVERNMENT BONDS & NOTES++--2.42%
 1,000,000  British Columbia (Province of)             6.50%              01/15/26          885,630
 1,000,000  Chile (Republic of)                        6.88%              04/28/09          926,946
 2,000,000  Corp Andina De Fomento                     7.75%              03/01/04        2,000,384
 2,000,000  Hydro Quebec                               8.40%              01/15/22        2,115,220
 1,200,000  New Brunswick                              7.63%              06/29/04        1,218,768
   750,000  Ontario (Province of)                      7.63%              06/22/04          765,097
 2,300,000  Ontario (Province of)                      7.75%              06/04/02        2,339,560
   500,000  Victoria (Province of)                     8.45%              10/01/01          514,012
                                                                                       ------------
                     TOTAL FOREIGN GOVERNMENT BONDS & NOTES

                                                     - VALUE                            $10,765,617
                                                      - COST                            $11,316,145

                                                     INTEREST             MATURITY
 PRINCIPAL  SECURITY NAME                              RATE                 DATE              VALUE
            U.S. GOVERNMENT AGENCY SECURITIES--14.04%
 5,500,000  Federal Home Loan Bank                     5.02%              02/11/02        5,331,562
 1,500,000  Federal Home Loan Bank                     5.40%              01/15/03        1,447,340
 1,000,000  Federal Home Loan Bank                     5.50%              01/21/03          967,355
 2,500,000  Federal Home Loan Bank                     6.09%              06/02/06        2,383,593
 5,000,000  Federal Home Loan Mortgage Corporation     5.00%              01/15/04        4,675,700
 3,400,000  Federal Home Loan Mortgage Corporation     5.13%              10/15/08        2,971,801
 3,000,000  Federal Home Loan Mortgage Corporation     5.25%              02/16/01        2,960,889
 2,000,000  Federal Home Loan Mortgage Corporation     5.38%              03/01/01        1,975,288
 1,000,000  Federal Home Loan Mortgage Corporation     5.50%              05/15/02          975,370
 1,000,000  Federal Home Loan Mortgage Corporation     5.63%              02/20/04          952,178
 1,000,000  Federal Home Loan Mortgage Corporation     5.75%              07/15/03          967,533
   500,000  Federal Home Loan Mortgage Corporation     5.75%              03/15/09          455,564
 3,500,000  Federal Home Loan Mortgage Corporation     5.90%              05/04/04        3,355,135
 1,000,000  Federal Home Loan Mortgage Corporation     6.13%              08/15/03          978,185
 1,000,000  Federal Home Loan Mortgage Corporation     6.30%              06/01/04          969,431
 1,000,000  Federal National Mortgage Association      0.00%              06/01/17          282,963
 2,104,000  Federal National Mortgage Association      5.13%              02/13/04        1,974,139
 1,000,000  Federal National Mortgage Association      5.25%              01/15/09          880,552
 1,000,000  Federal National Mortgage Association      5.38%              03/15/02          975,733
 2,000,000  Federal National Mortgage Association      5.38%              01/16/01        1,979,760
 1,000,000  Federal National Mortgage Association      5.75%              06/15/05          949,313
 3,500,000  Federal National Mortgage Association      5.75%              02/15/08        3,222,597
   600,000  Federal National Mortgage Association      5.88%              04/23/04          573,496
 1,000,000  Federal National Mortgage Association      6.09%              09/27/27          857,493
 5,000,000  Federal National Mortgage Association      6.26%              02/25/09        4,639,850
   394,000  Federal National Mortgage Association      6.38%              06/15/09          375,449
 1,000,000  Federal National Mortgage Association      6.45%              02/14/02          993,242
 1,400,000  Federal National Mortgage Association      6.80%              01/10/03        1,403,986
 3,000,000  Federal National Mortgage Association      7.55%              04/22/02        3,058,797
 2,150,000  Financing Corp                             8.60%              09/26/19        2,446,304
   500,000  Financing Corp                             9.65%              11/02/18          621,049
 1,285,000  Financing Corp                             9.80%              04/06/18        1,609,460
   500,000  Tennessee Valley Authority                 6.13%              07/15/03          484,915
 2,600,000  Tennessee Valley Authority                 6.25%              12/15/17        2,347,922
 1,500,000  Tennessee Valley Authority                 6.88%              12/15/43        1,344,375
                                                                                       ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                                                     - VALUE                            $62,388,319
                                                      - COST                            $65,326,331

                                                     INTEREST             MATURITY
PRINCIPAL   SECURITY NAME                              RATE                 DATE              VALUE
            U.S. TREASURY SECURITIES--50.34%
   700,000  U.S. Treasury Bonds                        5.25%              02/15/29          579,032
 2,800,000  U.S. Treasury Bonds                        5.50%              08/15/28        2,389,626
 1,200,000  U.S. Treasury Bonds                        6.00%              02/15/26        1,097,626
 1,600,000  U.S. Treasury Bonds                        6.13%              11/15/27        1,488,000
   800,000  U.S. Treasury Bonds                        6.13%              08/15/29          762,750
 1,500,000  U.S. Treasury Bonds                        6.50%              11/15/26        1,462,032
 1,000,000  U.S. Treasury Bonds                        6.63%              02/15/27          990,313
 5,200,000  U.S. Treasury Bonds                        7.13%              02/15/23        5,414,500
 4,100,000  U.S. Treasury Bonds                        7.25%              05/15/16        4,285,783

   500,000  U.S. Treasury Bonds                        7.50%              11/15/16          534,844
   500,000  U.S. Treasury Bonds                        7.63%              02/15/07          509,062
 7,300,000  U.S. Treasury Bonds                        7.63%              02/15/25        8,089,312
 2,500,000  U.S. Treasury Bonds                        7.88%              02/15/21        2,793,750
 7,100,000  U.S. Treasury Bonds                        8.00%              11/15/21        8,054,062
 9,250,000  U.S. Treasury Bonds                        8.13%              08/15/19       10,539,219
   300,000  U.S. Treasury Bonds                        8.25%              05/15/05          302,531
 1,600,000  U.S. Treasury Bonds                        8.75%              05/15/17        1,910,000
 3,100,000  U.S. Treasury Bonds                        8.75%              05/15/20        3,751,970
 2,100,000  U.S. Treasury Bonds                        8.75%              08/15/20        2,544,282
 1,000,000  U.S. Treasury Bonds                        9.13%              05/15/09        1,091,563
 1,500,000  U.S. Treasury Bonds                        9.13%              05/15/18        1,858,594
 2,300,000  U.S. Treasury Bonds                        9.38%              02/15/06        2,624,875
 2,100,000  U.S. Treasury Bonds                        0.38%              11/15/12        2,551,500
 2,250,000  U.S. Treasury Bonds                        1.25%              02/15/15        3,179,531
   500,000  U.S. Treasury Bonds                        1.75%              11/15/14          676,094
 1,100,000  U.S. Treasury Bonds                        2.00%              08/15/13        1,468,157
   500,000  U.S. Treasury Bonds                        2.75%              11/15/10          646,250
 2,000,000  U.S. Treasury Bonds                        3.25%              05/15/14        2,881,876
10,000,000  U.S. Treasury Notes                        4.50%              01/31/01        9,834,380
 5,500,000  U.S. Treasury Notes                        4.63%              12/31/00        5,420,937
 8,700,000  U.S. Treasury Notes                        4.75%              11/15/08        7,675,036
   500,000  U.S. Treasury Notes                        5.25%              05/31/01          493,750
 1,000,000  U.S. Treasury Notes                        5.50%              07/31/01          989,688
 2,000,000  U.S. Treasury Notes                        5.50%              08/31/01        1,976,250
 2,100,000  U.S. Treasury Notes                        5.50%              01/31/03        2,050,125
 1,450,000  U.S. Treasury Notes                        5.50%              05/31/03        1,411,031
 1,200,000  U.S. Treasury Notes                        5.50%              02/15/08        1,124,250
   500,000  U.S. Treasury Notes                        5.50%              05/15/09          465,781
 1,000,000  U.S. Treasury Notes                        5.63%              02/28/01          994,063
 3,300,000  U.S. Treasury Notes                        5.63%              05/15/08        3,104,062
 1,600,000  U.S. Treasury Notes                        5.75%              11/30/02        1,575,501
 1,000,000  U.S. Treasury Notes                        5.75%              04/30/03          981,563
 8,000,000  U.S. Treasury Notes                        5.75%              08/15/03        7,832,504
   850,000  U.S. Treasury Notes                        5.88%              11/30/01          844,688
 1,700,000  U.S. Treasury Notes                        5.88%              09/30/02        1,681,938
 1,000,000  U.S. Treasury Notes                        5.88%              02/15/04          983,438
 2,500,000  U.S. Treasury Notes                        5.88%              11/15/05        2,427,345
 1,600,000  U.S. Treasury Notes                        6.00%              08/15/09        1,550,000
 1,200,000  U.S. Treasury Notes                        6.13%              12/31/01        1,197,376
 3,300,000  U.S. Treasury Notes                        6.13%              08/15/07        3,216,470
 2,800,000  U.S. Treasury Notes                        6.25%              10/31/01        2,800,000
 1,000,000  U.S. Treasury Notes                        6.25%              01/31/02        1,000,000
 7,000,000  U.S. Treasury Notes                        6.25%              02/28/02        6,997,816
 3,000,000  U.S. Treasury Notes                        6.25%              06/30/02        2,998,125
10,800,000  U.S. Treasury Notes                        6.25%              02/15/03       10,766,250
 8,700,000  U.S. Treasury Notes                        6.38%              03/31/01        8,719,036
 2,000,000  U.S. Treasury Notes                        6.38%              09/30/01        2,003,750
 4,700,000  U.S. Treasury Notes                        6.38%              08/15/02        4,708,813
 2,250,000  U.S. Treasury Notes                        6.50%              05/31/01        2,259,142
 3,000,000  U.S. Treasury Notes                        6.50%              05/15/05        3,000,939
 3,000,000  U.S. Treasury Notes                        6.50%              08/15/05        3,000,000
 1,400,000  U.S. Treasury Notes                        6.50%              10/15/06        1,396,063
 2,000,000  U.S. Treasury Notes                        6.63%              06/30/01        2,011,876
 3,000,000  U.S. Treasury Notes                        6.88%              05/15/06        3,052,500
 1,900,000  U.S. Treasury Notes                        7.00%              07/15/06        1,946,313
11,050,000  U.S. Treasury Notes                        7.25%              08/15/04       11,402,219
 8,200,000  U.S. Treasury Notes                        7.50%              11/15/01        8,379,375
 3,000,000  U.S. Treasury Notes                        7.50%              05/15/02        3,079,689
 1,300,000  U.S. Treasury Notes                        7.50%              02/15/05        1,356,063
 4,300,000  U.S. Treasury Notes                        7.88%              08/15/01        4,404,813
 3,000,000  U.S. Treasury Notes                        7.88%              11/15/04        3,173,439
 2,900,000  U.S. Treasury Notes                        8.00%              05/15/01        2,966,158
                                                                                       ------------
                         TOTAL U.S. TREASURY SECURITIES
                                                     - VALUE                           $223,729,689
                                                      - COST                           $235,125,106


                                                     INTEREST             MATURITY
PRINCIPAL   SECURITY NAME                              RATE                 DATE              VALUE

            SHORT TERM INSTRUMENTS--8.20%
            CASH EQUIVALENTS--6.86%
18,785,950  Goldman Sachs Financial
               Square Prime Obligation Fund    +       5.40%              01/03/00       18,785,950
11,700,000  Investors Bank & Trust
               Depositary Receipt              +       5.53%              01/03/00       11,700,000
                                                                                       ------------
                                                                                        $30,485,950
            REPURCHASE AGREEMENTS--1.34%
5,927,275   Morgan Stanley Tri-party Repurchase
            Agreement dated 12/31/99,  due
            01/03/00 with a maturity  value of
            $5,928,460,  and an effective  yield of 2.40%
            collateralized  by U.S.  Treasury  Notes  with
            a rate of 6.375%,  a maturity  of
            03/31/01 and market value of $6,045,821.                                      5,927,275
                          TOTAL SHORT TERM INSTRUMENTS
                                                     - VALUE                            $36,413,225
                                                      - COST                            $36,413,225
            TOTAL INVESTMENTS IN SECURITIES
            (Cost $491,407,220) * (Notes 1 and 3)                          105.16%     $467,355,601
            OTHER ASSETS AND LIABILITIES, NET                              (5.16)%     (22,911,688)
                                                                           -------     ------------
            TOTAL NET ASSETS                                               100.00%     $444,443,913
                                                                           =======     ============

--------------------------------------------------------------------------------
+ Represents investment of collateral received from securities lending transactions. See Note 4.
++        Investment is denominated in U.S. Dollars.
* COST FOR FEDERAL INCOME TAX PURPOSES IS $491,526,454 AND NET UNREALIZED DEPRECIATION CONSISTS OF:
                  Gross Unrealized Appreciation             $10,369
                  Gross Unrealized Depreciation        $(24,181,222)
                                                       -------------
                  NET UNREALIZED DEPRECIATION          $(24,170,853)
                                                       =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE Bond Index Fund
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 1999

ASSETS
Investments -

Investment in Bond Index Master Portfolio, at market value (Note 1)  $2,352,662
Receivables:
Receivable for fund shares sold                                           3,947
                                                                     ----------
Total Assets                                                          2,356,609
                                                                     ----------
LIABILITIES
Accrued administration fee (Note 2)                                         451
Accrued advisory fee (Note 2)                                                28
Distribution payable to shareholders                                     29,446
                                                                     ----------
Total Liabilities                                                        29,925
                                                                     ----------
TOTAL NET ASSETS                                                     $2,326,684
                                                                     ==========
Net Assets consist of:
Paid-in capital                                                       2,368,667
Overdistributed net investment income                                 ---------
Accumulated undistributed net realized loss on sale of investments         (929)
                                                                     ----------
Net unrealized depreciation of investments                              (41,054)
                                                                     ----------
TOTAL NET ASSETS                                                     $2,326,684
                                                                     ==========
Shares Outstanding (unlimited authorized, par value $0.01)              234,796
                                                                     ==========
Net Asset Value, Offering Price and Redemption Price per Share            $9.91


                 See accompanying notes to financial statements.

E*TRADE Bond Index Fund
Statement of Operations
--------------------------------------------------------------------------------
Period from August 13, 1999 (commencement of operations) to December 31, 1999

NET INVESTMENT INCOME:
NET INVESTMENT INCOME FROM BOND INDEX MASTER PORTFOLIO
Interest                                                               $33,907
 Expenses (Note 2)                                                        (406)
                                                                       -------
Net Investment Income from Bond Index Master Portfolio                  33,501
                                                                       -------
EXPENSES (NOTE 2):
Advisory fee                                                                92
Administration fee                                                       1,249
Trustee fees                                                                27
Total expenses before waiver of Trustee fees                             1,368
Waived Trustee fees (Note 2)                                               (27)
                                                                       -------
Net expenses                                                             1,341
                                                                       -------
NET INVESTMENT INCOME                                                   32,160
                                                                       -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS ALLOCATED FROM
BOND INDEX MASTER PORTFOLIO

Net realized loss on sale of investments                                  (917)
Change in unrealized depreciation of investments                       (41,054)
                                                                       -------
Net Realized and Unrealized Loss on Investments
Allocated from Bond Index Master Portfolio                             (41,971)
                                                                       -------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                                             $(9,811)
                                                                       =======
                 See accompanying notes to financial statements.

E*TRADE Bond Index Fund
Statement of Changes in Net Assets

Period from August 13, 1999 (commencement of operations) to December 31, 1999

INCREASE IN NET ASSETS

Operations:

Net investment income                                                   $32,160
Net realized loss on sale of investments                                   (917)
Change in unrealized depreciation of investments                        (41,054)
Net decrease in net assets resulting from operations                     (9,811)

Distributions to Shareholders:

Distributions from net investment income                                (33,085)

Transactions in Shares of Common Stock:

Net proceeds from sales of shares                                     3,007,179
Net asset value of shares issued to shareholders in reinvestment of
  distributions                                                           3,470
Cost of shares redeemed                                                (642,087)
Net increase in net assets from transactions in shares of common
  stock                                                               2,368,562
Redemption fees                                                           1,018
Increase in Net Assets                                                2,326,684

NET ASSETS:

Beginning of period                                                          --
End of period                                                        $2,326,684

SHARE TRANSACTIONS:

Number of shares sold                                                   298,523
Number of shares issued through reinvestment of distributions               346
Number of shares redeemed                                               (64,073)
Net increase in shares outstanding                                      234,796

                 See accompanying notes to financial statements.

E*TRADE Bond Index Fund
Financial Highlights

Period from August 13, 1999 (commencement of operations) to December 31, 1999

For a Share Outstanding for the Period (5)
Net asset value, beginning of period                               $10.00
Income from investment operations:
Net investment income                                                0.16
Net realized and unrealized loss on investments allocated
 from Bond Index Master Portfolio                                   (0.09)
Total income from investment operations                              0.07

Distributions to shareholders:

Distributions from net investment income                            (0.16)
Total distributions to shareholders                                 (0.16)
Redemption fees added to paid-in capital                             0.00(4)
Net asset value, end of period                                      $9.91
Total return                                                         0.74%(1)

Ratios / Supplemental Data:

Net assets, end of period (000s omitted)                           $2,327
Ratio of expenses to average net assets (5)                          0.35%(2)(3)
Ratio of net investment income to average net assets (5)             6.34%(2)

(1) For the period August 13, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2)Annualized.
(3)The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period August 13, 1999 (commencement of operations) through December 31, 1999.
(4)Rounds to less than $0.01.
(5)Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Bond Index Master Portfolio.

                 See accompanying notes to financial statements.

E*TRADE BOND INDEX FUND
NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 1999

1.   SIGNIFICANT ACCOUNTING POLICIES

     E*TRADE Bond Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999, the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE Bond Index Fund.

     The Fund's investment objective is to provide investment results that correspond, before fees and expenses, to the total return performance of fixed-income securities in the aggregate, as represented by the Lehman Brothers Government/Corporate Bond Index.

     Lehman Brothers ("Lehman") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Lehman Brothers Government/Corporate Bond Index (REGISTRATION MARK)" is a trademark of Lehman. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Bond Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

     The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     PRINCIPLES OF ACCOUNTING

     The Fund uses the accrual method of accounting for financial reporting purposes.

     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund pursues its investment objective by investing all of its assets in the Bond Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 0.53% of the outstanding interests of the Master Portfolio.

     The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Code.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

     The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999. At December 31, 1999, for federal income tax purposes, the Fund had a capital loss carryforward of $134, expiring in 2007. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the period ended December 31, 1999, the Fund has elected to defer $604 of capital losses attributable to Post-October losses.

     The following reclassifications, which have no impact on the net asset value of the Fund, were made in order to present the Fund's capital accounts on a tax basis:

                              Overdistributed Net     Accumulated Undistributed
                                  Investment            Net Realized Gain on
Paid-in Capital Decrease       Income Increase      Sale of Investments Decrease
--------------------------------------------------------------------------------
      $913                          $925                         $12

     REDEMPTION FEES

     Shares held in the Fund less than four months are subject to a fee equal to 0.50% of the proceeds of the redeemed shares. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

     The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets.

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

     E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

     Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period August 13, 1999 (commencement of operations) through December 31, 1999.

3.   PORTFOLIO SECURITIES LOANED

     As of December 31, 1999, the Master Portfolio had loaned securities, which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending is that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

Bond Index Master Portfolio
Statement of Assets and Liabilities

December 31, 1999

ASSETS
Investments:

In securities, at market value (Cost $491,407,220) (Note 1)        $467,355,601
Receivables:
Interest                                                              7,643,636
Total Assets                                                        474,999,237
                                                                   ------------
LIABILITIES
Payables:

Collateral for securities loaned (Note 4)                            30,485,950
Due to BGI (Note 2)                                                      69,374
Total Liabilities                                                    30,555,324
                                                                   ------------
TOTAL NET ASSETS                                                   $444,443,913
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statements of Operations
--------------------------------------------------------------------------------

                                                                 For the Period Ended         For the Year Ended
                                                                  December 31, 1999 *          February 28, 1999
                                                                 --------------------         ------------------
NET INVESTMENT INCOME:
Interest (1)                                                        $22,521,833                  $7,152,613
                                                                     -----------                  ----------
Total Investment Income                                               22,521,833                   7,152,613
                                                                     -----------                  ----------
EXPENSES (NOTE 2):
Advisory fees                                                            277,850                      89,576
                                                                     -----------                  ----------
   Total Expenses                                                        277,850                      89,576
                                                                     -----------                  ----------
NET INVESTMENT INCOME                                                 22,243,983                   7,063,037
                                                                     -----------                  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on sale of investments                      (2,713,060)                    419,676
 Net change in unrealized depreciation of investments                (22,407,564)                 (4,365,016)
                                                                     -----------                  ----------
Net Loss on Investments                                              (25,120,624)                 (3,945,340)
                                                                     -----------                  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $(2,876,641)                 $3,117,697
                                                                     ===========                  ==========
----------------------------------------------------------------------------------------------------------------
(1)Interest income includes securities lending income of             $    49,933                  $   24,075
----------------------------------------------------------------------------------------------------------------

*For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

  The accompanying notes are an integral part of these financial statements.

Bond Index Master Portfolio
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      For the Period Ended           For the Year Ended           For the Year Ended
                                                       December 31, 1999*            February 28, 1999            February 28, 1998
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income                                     $ 22,243,983                  $  7,063,037               $  12,426,184
Net realized gain (loss) on sale of investments             (2,713,060)                      419,676                   3,123,379

Net change in unrealized appreciation (depreciation)
 of investments                                            (22,407,564)                   (4,365,016)                  3,034,137
Net increase (decrease) in net assets resulting from      ------------                  ------------               -------------
 operations                                                 (2,876,641)                    3,117,697                  18,583,700
                                                          ------------                  ------------               -------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                            45,592,668                   305,376,058                (146,679,073)
                                                          ------------                  ------------               -------------
Increase (Decrease) in Net Assets                           42,716,027                   308,493,755                (128,095,373)

NET ASSETS:
Beginning net asssets                                      401,727,886                    93,234,131                 221,329,504
                                                          ------------                  ------------               -------------
Ending net assets                                         $444,443,913                  $401,727,886               $  93,234,131
                                                          ============                  ============               =============

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

  The accompanying notes are an integral part of these financial statements.

BOND INDEX MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. These financial statements relate to Bond Index Master Portfolio (the "Master Portfolio").

     The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Effective February 10, 1999, the Board of Trustees of MIP approved a change in fiscal year-end of the Master Portfolio from February 28 to December 31. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

     SECURITY VALUATION

     Debt securities of the Master Portfolio are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     FEDERAL INCOME TAXES

     The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

     It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the Master Portfolio.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.08% of the average daily net assets of the Bond Index Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as
     Sub-Administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio were as follows:

                                   BOND INDEX
                                MASTER PORTFOLIO
                                        ---------------------------------------
                  AGGREGATE PURCHASES          PERIOD ENDED         YEAR ENDED
                  AND SALES OF:              DEC. 31, 1999*      FEB. 28, 1999
                  ----------------------  ------------------  -----------------
                  U.S. GOVERNMENT
                  OBLIGATIONS:

                  Purchases at cost           $ 117,198,084      $ 212,693,399
                  Sales proceeds                 81,492,202         31,894,221
                  OTHER SECURITIES:

                  Purchases at cost            $ 48,301,376      $ 109,813,822
                  Sales proceeds                 20,740,434          2,543,045


  * For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 1999, the Master Portfolio had loaned securities which were collateralized by money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                            VALUE OF             VALUE OF
                                          SECURITIES           COLLATERAL
--------------------------------------------------------------------------
Bond Index Master Portfolio              $29,562,869          $30,485,950

5.       FINANCIAL HIGHLIGHTS

     The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolio are as follows:

                                                                   For the               For              For
                                                              Period Ended               the              the
                                                              December 31,        Year Ended       Year Ended
                                                                    1999 *      February 28,     February 28,
Bond Index Master Portfolio                                                             1999             1998
--------------------------------------------------------- ----------------- ----------------- ----------------
Ratio of expenses to average net assets +                            0.08%             0.08%            0.08%
Ratio of net investment income to average net assets +               6.44%             6.31%            6.73%
Portfolio turnover                                                     25%               28%              59%


* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

+      Annualized for period of less than one year.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustee and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Bond Index Fund (the "Fund") (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Bond Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period August 13, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Los Angeles, California
February 23, 2000

INDEPENDENT AUDITORS' REPORT
----------------------------

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Bond Index Master Portfolio (one portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations for the ten-month period then ended and the year ended February 28, 1999 and the statements of changes in net assets for the ten-month period then ended and for each of the years in the two-year period ended February 28,1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Bond Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.

KPMG
San Francisco, California
February 11, 2000